John Hancock Exchange-Traded Fund Trust
601 Congress Street
Boston, MA 02210

November 3, 2017

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Re: John Hancock Exchange-Traded Fund Trust (the “Trust”)
John Hancock Multifactor Small Cap ETF (the “Fund”)
File Nos. 333-183173; 811-22733

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for the Fund, each dated October 30, 2017, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 19 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on October 30, 2017 via EDGAR, accession number 0001133228-17-006277.

If you have any questions or comments, please call me at (617) 572-4575.

/s/Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary